Investments Accounted for Using the Equity Method - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Jun. 30, 2020 TWD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2019	Apr. 30, 2019 TWD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of Investments Accounted for Using Equity Method [line Items]
Gain on disposal of investments accounted for using the equity method				$ 243,057
Impairment losses on financial assets								$ 400,201	$ 521,010
Investments in joint ventures						$ 471,434		279,702				$ 16,789
Deca Technologies Inc [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Gain on disposal of investments accounted for using the equity method						$ 17,180	$ 612
Impairment losses on financial assets								$ 400,201
Percentage of Ownership (%)						17.85%	17.85%
ChipMos Technologies Inc [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Gain on disposal of investments accounted for using the equity method	$ 74,117	$ 2,639
Disposal of Ordinary shares | shares	70,000
Percentage of Ownership (%)						10.85%	10.85%
Nominal value per share | $ / shares	$ 32
SUMA-USI Electronics Co., Ltd. [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in joint venture			49.00%
Investments in joint ventures										$ 469,307	$ 16,713
SUMA-USI Electronics Co., Ltd. [member] | Cancon Information Industry Co Ltd [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Consideration paid in cash for shares | ¥					¥ 107,800